Working capital	12 Months Ended
Dec. 31, 2021
Working capital
Working capital

18. Working capital

Prepaid expenses and other current assets

	As of December 31,		As of January 1,
(in thousands)	2021	2020	2020
Prepaid project expenses	$1,499	$—	$16
Prepaid other expenses	732	117	46
Prepaid interest on investments	337	—	—
	$2,568	$117	$62

Accrued expenses and other current liabilities

	As of December 31,		As of January 1,
(in thousands)	2021	2020	2020
Research and development external project costs	$983	$946	$414
Professional fees	425	206	210
Other	310	107	14
Personnel-related expenses	161	114	128
Deferred offering costs	—	300	—
	$1,879	$1,673	$766